Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Voyage and time charter revenues (including amortization of market acquired time charters)	$ 186,135	$ 100,716	$ 51,934
Total Revenues (Notes 4, 8, 17)	186,135	100,716	51,934
OPERATING EXPENSES/(INCOME):
Voyage expenses (Notes 4, 17)	31,676	19,704	9,209
Vessels' operating expenses	68,391	60,260	47,443
Depreciation (Note 7)	25,881	14,966	3,466
Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other (Notes 4, 7, 8, 13)	(9,623)	(4,125)	106,343
Impairment on goodwill (Notes 2c, 8)	0	0	7,002
General and administrative expenses (Note 4)	28,314	30,972	39,708
Other, net	853	(12)	(2,138)
Operating income/(loss)	40,643	(21,049)	(159,099)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Notes 4, 18)	(21,779)	(14,707)	(8,857)
Gain on debt restructuring (Note 11)	0	0	10,477
Interest income	2,833	1,365	81
Loss on Private Placement (Notes 4, 13)	0	(7,600)	0
Gain on interest rate swaps (Note 13)	0	0	403
Other, net	89	(401)	(199)
Total other income/(expenses), net	(18,857)	(21,343)	1,905
INCOME/(LOSS) BEFORE INCOME TAXES AND LOSSES OF AFFILIATED COMPANIES	21,786	(42,392)	(157,194)
Income taxes (Note 21)	(6)	(152)	(38)
Losses of affiliated companies (Note 10)	0	0	(41,454)
NET INCOME/(LOSS)	21,780	(42,544)	(198,686)
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 20)	$ 21,780	$ (39,739)	$ (206,381)
EARNINGS/LOSSES PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 20)	$ 0.22	$ (1.13)	$ (455,587.2)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 20)	98,113,545	35,225,784	453
Dividends declared per share (Note 14)	$ 0.05	$ 26.85	$ 0